ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Salaries and social welfare payables		$ 8,428	$ 9,192
Taxes payables except for income taxes		1,728	4,857
Rental payables		378	732
Accrued legal and professional expenses		3,048	3,166
Accrued traveling and entertainment expenses		949	631
Accrued office related expense		3,023	2,974
Accrued interests payable in connection with convertible debts		3,231	1,466
Loan from the third parties		2,012	10,140
Others		1,864	2,081
Total	[1]	$ 24,661	$ 35,239

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(e)).